Properties and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

	December 31
	2011	2012
	US$	US$
Cost:
Land	4,429	4,429
Buildings	13,364	13,398
Machinery and equipment	8,992	10,362
Furniture and fixtures	3,450	3,974
Leasehold and buildings improvement	3,036	3,320
Software	18,412	21,122

Total	51,683	56,605

Accumulated depreciation:
Buildings	1,254	1,532
Machinery and equipment	6,330	7,725
Furniture and fixtures	2,694	2,947
Leasehold and buildings improvement	2,217	2,692
Software	14,537	18,377

	27,032	33,273
Prepayment and construction in progress	77	54

	24,728	23,386